Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Equipment on operating leases [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2024 and 2025 are as follows:
(Cost)

Yen (millions)
Balance as of April 1, 2023	¥6,266,953

Additions	¥2,448,469
Sales or disposal	(2,662,279)
Exchange differences on translating foreign operations	625,564
Other	—

Balance as of March 31, 2024	¥6,678,707

Additions	¥3,134,025
Sales or disposal	(2,608,962)
Exchange differences on translating foreign operations	(112,651)
Other	—

Balance as of March 31, 2025	¥7,091,119

(Accumulated depreciation and impairment losses)

Yen (millions)

Balance as of April 1, 2023	¥(1,540,661)

Depreciation	¥(829,868)
Sales or disposal	1,043,821
Exchange differences on translating foreign operations	(134,587)
Other	(14,644)

Balance as of March 31, 2024	¥(1,475,939)

Depreciation	¥(876,860)
Sales or disposal	1,020,755
Exchange differences on translating foreign operations	21,499
Other	(32,387)

Balance as of March 31, 2025	¥(1,342,932)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2024	¥5,202,768
Balance as of March 31, 2025	5,748,187

Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025

Within 1 year	¥810,011	¥966,028
Between 1 and 2 years	614,883	741,093
Between 2 and 3 years	314,854	364,347
Between 3 and 4 years	108,572	114,240
Between 4 and 5 years	31,106	32,341
Later than 5 years	10,427	12,540

Total	¥1,889,853	¥2,230,589

Property, plant and equipment [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2024 and 2025 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2023	¥653,918	¥2,758,854	¥6,615,640	¥164,779	¥10,193,191

Additions	8,328	35,397	113,006	325,741	482,472
Reclassification	8,129	74,106	199,180	(281,415)	—
Sales or disposal	(4,078)	(39,594)	(285,196)	—	(328,868)
Deconsolidation	(7,346)	(36,633)	(109,783)	(4,149)	(157,911)
Exchange differences on translating foreign operations	15,409	165,930	609,316	17,450	808,105
Other	202	(3,662)	13,886	(2,527)	7,899

Balance as of March 31, 2024	¥674,562	¥2,954,398	¥7,156,049	¥219,879	¥11,004,888

Additions	14,867	36,761	98,025	463,013	612,666
Reclassification	3,336	84,185	292,186	(379,707)	—
Sales or disposal	(9,128)	(39,708)	(295,604)	—	(344,440)
Exchange differences on translating foreign operations	(2,385)	(26,961)	(117,006)	(5,476)	(151,828)
Other	6	(3,179)	(2,949)	(2,128)	(8,250)

Balance as of March 31, 2025	¥681,258	¥3,005,496	¥7,130,701	¥295,581	¥11,113,036

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2023	¥(23,224)	¥(1,694,821)	¥(5,306,138)	¥(899)	¥(7,025,082)

Depreciation	(6,086)	(107,219)	(450,649)	—	(563,954)
Sales or disposal	3,002	31,498	260,947	—	295,447
Deconsolidation	1,425	24,264	89,502	331	115,522
Exchange differences on translating foreign operations	(334)	(98,578)	(494,162)	1	(593,073)
Other	(225)	(594)	1,318	166	665

Balance as of March 31, 2024	¥(25,442)	¥(1,845,450)	¥(5,899,182)	¥(401)	¥(7,770,475)

Depreciation	(6,399)	(106,045)	(419,365)	—	(531,809)
Sales or disposal	3,372	34,386	263,760	—	301,518
Exchange differences on translating foreign operations	44	15,566	95,475	—	111,085
Other	(355)	(2,909)	(10,132)	(38)	(13,434)

Balance as of March 31, 2025	¥(28,780)	¥(1,904,452)	¥(5,969,444)	¥(439)	¥(7,903,115)

(Carrying amount)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2024	¥649,120	¥1,108,948	¥1,256,867	¥219,478	¥3,234,413
Balance as of March 31, 2025	652,478	1,101,044	1,161,257	295,142	3,209,921

Summary of carrying amounts of the right-of-use assets
The changes in the carrying amounts of the
right-of-use
assets for the years ended March 31, 2024 and 2025 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total
Balance as of April 1, 2023	¥86,368	¥136,059	¥85,918	¥308,345

Additions	7,887	28,103	58,496	94,486
Depreciation	(6,086)	(18,433)	(53,389)	(77,908)
Other	3,017	(8,131)	3,202	(1,912)

Balance as of March 31, 2024	¥91,186	¥137,598	¥94,227	¥323,011

Additions	5,689	33,006	36,544	75,239
Depreciation	(6,399)	(19,110)	(50,115)	(75,624)
Other	(3,839)	(7,669)	(1,413)	(12,921)

Balance as of March 31, 2025	¥86,637	¥143,825	¥79,243	¥309,705